AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 88.9%

Aerospace & Defense - 0.9%
Singapore Technologies Engineering Ltd.	2,699	7,805

Banks - 10.6%
Axis Bank Ltd., GDR*	418	19,980
Banco Bradesco SA (Preference)*	2,318	11,024
Bank Mandiri Persero Tbk. PT	26,307	11,139
Credicorp Ltd.	31	4,234
DBS Group Holdings Ltd.	373	7,983
Grupo Financiero Banorte SAB de CV, Class O*	559	3,149
Industrial & Commercial Bank of China Ltd., Class H	12,241	8,786
Komercni banka A/S*	219	6,760
Sberbank of Russia PJSC, ADR	537	8,275
Shinhan Financial Group Co. Ltd., ADR	377	12,645
		93,975
Beverages - 2.3%
Budweiser Brewing Co. APAC Ltd.	2,492	7,437
Coca-Cola HBC AG	291	9,267
Fomento Economico Mexicano SAB de CV, ADR	54	4,068
		20,772
Biotechnology - 0.5%
Hugel, Inc.*	31	4,889

Chemicals - 0.3%
Hansol Chemical Co. Ltd.	13	2,768

Construction & Engineering - 2.3%
Larsen & Toubro Ltd., GDR	1,056	20,317

Diversified Consumer Services - 0.6%
New Oriental Education & Technology Group, Inc., ADR*	160	2,240
YDUQS Participacoes SA	679	3,222
		5,462
Diversified Financial Services - 2.0%
Chailease Holding Co. Ltd.	1,547	10,681
FirstRand Ltd.	2,025	7,082
		17,763
Diversified Telecommunication Services - 2.0%
Hellenic Telecommunications Organization SA	502	8,053
Telkom Indonesia Persero Tbk. PT	41,697	9,818
		17,871
Electrical Equipment - 0.8%
Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,014	7,513

Electronic Equipment, Instruments & Components - 2.3%
Delta Electronics, Inc.	1,128	11,385
Samsung Electro-Mechanics Co. Ltd.	55	9,112
		20,497
Energy Equipment & Services - 1.9%
Tenaris SA, ADR	746	16,927

Food & Staples Retailing - 1.8%
Atacadao SA*	1,921	7,925
Wal-Mart de Mexico SAB de CV	2,439	7,693
		15,618
Health Care Providers & Services - 0.9%
Odontoprev SA	3,300	7,710

Hotels, Restaurants & Leisure - 1.4%
Melco Resorts & Entertainment Ltd., ADR*	626	12,464

Household Durables - 1.5%
Haier Smart Home Co. Ltd., Class H*	3,363	13,453

Insurance - 4.1%
AIA Group Ltd.	2,290	27,778
Ping An Insurance Group Co. of China Ltd., Class H	757	9,012
		36,790
Interactive Media & Services - 8.3%
Tencent Holdings Ltd.	936	73,444

Internet & Direct Marketing Retail - 8.2%
Alibaba Group Holding Ltd.*	1,652	46,750
Naspers Ltd., Class N	50	11,964
Trip.com Group Ltd., ADR*	349	13,831
		72,545
IT Services - 0.1%
Globant SA*	6	1,246

Life Sciences Tools & Services - 1.3%
Wuxi Biologics Cayman, Inc.*	955	11,959

Machinery - 2.3%
Airtac International Group	458	16,132
Weichai Power Co. Ltd., Class H	1,587	3,919
		20,051
Metals & Mining - 2.4%
Anglo American plc	288	11,286
Southern Copper Corp.	102	6,923

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Vale SA	194	3,376
		21,585
Multiline Retail - 0.9%
Lojas Americanas SA (Preference)*	1,907	7,576

Oil, Gas & Consumable Fuels - 5.0%
LUKOIL PJSC, ADR	272	21,994
Reliance Industries Ltd., GDR	400	22,120
		44,114
Paper & Forest Products - 1.4%
Mondi plc	473	12,063

Personal Products - 1.1%
LG Household & Health Care Ltd.	7	9,711

Pharmaceuticals - 1.5%
Richter Gedeon Nyrt.	205	6,044
Sino Biopharmaceutical Ltd.	7,468	7,474
		13,518
Real Estate Management & Development - 2.0%
China Overseas Land & Investment Ltd.	1,232	3,201
China Vanke Co. Ltd., Class H	2,776	10,873
KWG Living Group Holdings Ltd.*	3,880	3,943
		18,017
Semiconductors & Semiconductor Equipment - 7.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	593	70,140

Software - 0.7%
TOTVS SA	1,298	6,671

Specialty Retail - 1.3%
Foschini Group Ltd. (The)*	1,427	11,871

Technology Hardware, Storage & Peripherals - 6.8%
Samsung Electronics Co. Ltd., GDR	33	60,192

Textiles, Apparel & Luxury Goods - 1.5%
Eclat Textile Co. Ltd.	782	13,155

TOTAL COMMON STOCKS (COST $663,033)		790,452

Investments	Shares	Maturity Date	Value ($)

PARTICIPATION NOTES - 5.2%
China
Anhui Conch Cement Co., Ltd. (Issuer: Bank of America Merrill Lynch)	802	10/14/2021	6,266
Kweichow Moutai Co., Ltd. (Issuer: Bank of America Merrill Lynch)	41	12/13/2021	12,566
Nari Technology Co., Ltd (Issuer : Macquarie Bank Limited)	4,800	03/13/2023	22,803
Ningbo Xusheng Auto Technology Co., Ltd. (Issuer : Macquarie Bank Limited)	908	01/13/2023	4,315
TOTAL PARTICIPATION NOTES (Cost $38,561)			45,950

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 4.2%
iShares MSCI India ETF
(Cost $33,864)	898	37,878

Total Investments - 98.3% (Cost $735,458)		874,280
Other assets less liabilities - 1.7%		14,841
Net Assets - 100.0%		889,121

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Participation Notes

A derivative instrument designed to replicate equity exposure in certain foreign markets where direct investment is impossible or difficult due to local investment restrictions. A Participation Note is usually issued by a financial institution, therefore investors are exposed to the issuer’s credit risk and the risks of the underlying financial instrument.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

March 31, 2021 (Unaudited)

AGF Emerging Markets Equity Fund invested, as a percentage of net assets, in the following countries as of March 31, 2021:

Argentina	0.1%
Brazil	5.3%
China	26.6%
Czech Republic	0.8%
Greece	0.9%
Hong Kong	7.9%
Hungary	0.7%
India	7.0%
Indonesia	2.4%
Mexico	1.7%
Netherlands Antilles	2.1%
Peru	1.3%
Russia	3.4%
Singapore	1.8%
South Africa	4.7%
South Korea	11.2%
Switzerland	1.0%
Taiwan	11.8%
United Kingdom	1.4%
United States	6.2%
Other(1)	1.7%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

AGF Investments Trust

AGF Global Sustainable Growth Equity Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 90.5%

Auto Components - 6.4%
Aptiv plc*	445	61,366
Denso Corp.	812	53,879
		115,245
Building Products - 8.5%
Advanced Drainage Systems, Inc.	244	25,227
Kingspan Group plc	561	47,565
Nibe Industrier AB, Class B	1,005	31,162
Trex Co., Inc.*	544	49,798
		153,752
Capital Markets - 1.8%
MSCI, Inc.	79	33,123

Chemicals - 8.6%
Albemarle Corp.	244	35,651
Chr Hansen Holding A/S*	99	8,996
Croda International plc	293	25,641
Ecolab, Inc.	172	36,820
Johnson Matthey plc	785	32,607
Umicore SA	315	16,708
		156,423
Commercial Services & Supplies - 4.2%
Tetra Tech, Inc.	369	50,081
TOMRA Systems ASA	583	25,240
		75,321
Construction & Engineering - 3.7%
Valmont Industries, Inc.	166	39,453
WSP Global, Inc.	286	27,210
		66,663
Containers & Packaging - 1.2%
Ball Corp.	267	22,626

Electric Utilities - 0.9%
Orsted A/S	105	16,959

Electrical Equipment - 5.6%
Legrand SA	339	31,533
Prysmian SpA	1,416	46,014
Siemens Gamesa Renewable Energy SA	638	24,690
		102,237
Electronic Equipment, Instruments & Components - 12.6%
Amphenol Corp., Class A	446	29,423
Halma plc	1,094	35,804
Hexagon AB, Class B	236	21,769
Keyence Corp.	100	45,401
Samsung SDI Co. Ltd.	71	41,405
Trimble, Inc.*	701	54,531
		228,333
Food Products - 2.4%
Beyond Meat, Inc.*	118	15,354
Kerry Group plc, Class A	228	28,529
		43,883
Health Care Equipment & Supplies - 2.6%
Danaher Corp.	210	47,267

Household Durables - 2.1%
Garmin Ltd.	283	37,313

Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	156	7,308

Internet & Direct Marketing Retail - 1.0%
HelloFresh SE*	238	17,751

Leisure Products - 4.2%
Giant Manufacturing Co. Ltd.	2,826	34,071
Shimano, Inc.	180	42,876
		76,947
Life Sciences Tools & Services - 2.4%
Thermo Fisher Scientific, Inc.	96	43,812

Machinery - 7.7%
Cummins, Inc.	203	52,599
Metso Outotec OYJ*	1,642	18,303
NFI Group, Inc.	1,521	33,865
Xylem, Inc.	329	34,604
		139,371
Mortgage Real Estate Investment Trusts (REITs) - 1.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	548	30,743

Professional Services - 1.6%
Stantec, Inc.	685	29,325

Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	154	23,882
Cree, Inc.*	170	18,382
Enphase Energy, Inc.*	94	15,243
Infineon Technologies AG	1,082	45,876
		103,383
Software - 4.2%
ANSYS, Inc.*	86	29,202
Dassault Systemes SE	169	36,149
Zoom Video Communications, Inc., Class A*	31	9,960
		75,311
Water Utilities - 1.0%
American Water Works Co., Inc.	116	17,391

TOTAL COMMON STOCKS (COST $1,073,900)		1,640,487

AGF Investments Trust

AGF Global Sustainable Growth Equity Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 1.3%

Independent Power and Renewable Electricity Producers - 1.3%
Brookfield Renewable Partners LP (Cost $12,134)	553	23,608

Total Investments - 91.8% (Cost $1,086,034)		1,664,095
Other assets less liabilities - 8.2%		149,416
Net Assets - 100.0%		1,813,511

*	Non-income producing security.

Abbreviations
OYJ	Public Limited Company

AGF Global Sustainable Growth Equity Fund invested, as a percentage of net assets, in the following countries as of March 31, 2021:

Belgium	0.9%
Canada	6.3%
Denmark	1.4%
Finland	1.0%
France	3.7%
Germany	3.5%
Ireland	4.2%
Italy	2.5%
Japan	7.9%
Norway	1.4%
South Korea	2.3%
Spain	1.4%
Sweden	2.9%
Taiwan	1.9%
United Kingdom	5.2%
United States	45.3%
Other(1)	8.2%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

AGF Investments Trust

Notes to Quarterly Schedules of Investments

March 31, 2021 (Unaudited)

Investment Valuation

The Funds disclose the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2021 for the Fund based upon the three levels defined above:

AGF Emerging Markets Equity Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments
Common Stocks*	$790,452	$—	$—	$790,452
Exchange Traded Funds	37,878	—	—	37,878
Participation Notes	—	45,950	—	45,950
Total Investments	$828,330	$45,950	$—	$874,280

AGF Global Sustainable Growth Equity Fund
Investments
Common Stocks*	$1,640,487	$—	$—	$1,640,487
Master Limited Partnerships	23,608	—	—	23,608
Total Investments	$1,664,095	$—	$—	$1,664,095

*      See Schedules of Investments for presentation by industry type.